Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of parent company statement of income (loss) and comprehensive income (loss) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
(LOSS) INCOME OF SUBSIDIARIES	$ 2,325,434	$ (490,484)	$ 950,045
COSTS AND EXPENSES
General and Administrative expenses	429,246	447,929	167,749
Total costs and expenses	429,246	447,929	167,749
INCOME (LOSS) FROM OPERATION	1,896,188	(938,413)	782,296
INCOME (LOSS) BEFORE INCOME TAXES	1,896,188	(938,413)	782,296
PROVISION FOR INCOME TAXES
NET INCOME (LOSS)	1,896,188	(938,413)	782,296
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(1,409,431)	(640,974)	752,828
COMPREHENSIVE INCOME (LOSS)	$ 486,757	$ (1,579,387)	$ 1,535,124